                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                         WILMINGTON BALANCED PORTFOLIO
                      WILMINGTON LARGE CAP CORE PORTFOLIO

                               OF WT MUTUAL FUND

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                         PROSPECTUS DATED JULY 1, 2002

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Portfolios:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTIONS

A look at the goals,
strategies risks, expenses
and financial history of
each Portfolio.                  Summary.......................................3

                                 Performance Information.......................6

                                 Fees and Expenses............................10

                                 Example......................................11

                                 Investment Objectives........................12

                                 Primary Investment Strategies................12

                                 Additional Investment Strategies.............14

                                 Additional Risk Information..................16

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIOS

                                 Investment Adviser...........................18

                                 Portfolio Managers...........................19

                                 Service Providers............................20

Policies and instructions
for opening, maintaining
and closing an account in
any of the Portfolios.      SHAREHOLDER INFORMATION

                                 Pricing of Shares............................21

                                 Purchase of Shares...........................22

                                 Redemption of Shares.........................23

                                 Exchange of Shares...........................25

                                 Distributions................................26

                                 Taxes........................................26

Details on distribution
plans, the Portfolios'
master/feeder fund
arrangement and share
classes.                    DISTRIBUTION ARRANGEMENTS

                                 Rule 12b-1 Fees..............................28

                                 Master/Feeder Structure......................28

                                 Share Classes................................28

                            FOR MORE INFORMATION......................back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                         WILMINGTON BALANCED PORTFOLIO
                      WILMINGTON LARGE CAP CORE PORTFOLIO

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio described in this prospectus is a separate mutual fund.

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO seeks
                                           a high total return, consistent with high current income.
                                      --   The WILMINGTON BALANCED PORTFOLIO seeks long-term
                                           capital growth and current income.
                                      --   The WILMINGTON LARGE CAP CORE PORTFOLIO seeks to
                                           achieve long-term capital appreciation.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO: fixed
                                           income securities.
                                      --   WILMINGTON BALANCED PORTFOLIO: equity and fixed income
                                           securities.
                                      --   WILMINGTON LARGE CAP CORE PORTFOLIO: equity (or
                                           related) securities.
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   Moderate to high
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   Each Portfolio operates as a "feeder fund" which means
                                           that the Portfolio does not buy individual securities
                                           directly. Instead, it invests in a "master fund," which
                                           in turn purchases investment securities. The Portfolios
                                           invest all of their assets in master funds which are
                                           separate series of WT Investment Trust I. Each
                                           Portfolio and its corresponding Series have the same
                                           investment objective, policies and limitations.

                                      --   The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                                           invests in the Short/Intermediate Bond Series, which invests at least 85% of its total assets in various types of
                                           investment grade fixed income securities. The
                                           investment adviser purchases securities based on their
                                           yield or potential capital appreciation, or both. The
                                           investment adviser may sell securities in anticipation
                                           of market declines or if the securities are downgraded
                                           to below investment grade.
                                      --   The WILMINGTON BALANCED PORTFOLIO invests in the WT
                                           Balanced Series, which normally invests at least 65% of its assets in equity securities and the remainder in bonds
                                           and fixed income securities.
                                        For its equity portion, the Portfolio primarily invests in
                                        U.S. equity (or equity related) securities of medium and
                                        large cap corporations. The WT Balanced Series' investment adviser employs a combined growth and value investment
                                        approach and invests in the stocks of companies with the
                                        most attractive combination of long-term earnings, growth
                                        and valuation.
                                        For its fixed income portion, the WT Balanced Series'
                                        investment adviser purchases fixed income securities based on their yield or potential capital appreciation or both.
                                        The investment adviser may sell securities in anticipation of market declines or if the securities are downgraded to
                                        below investment grade.
                                      --   The WILMINGTON LARGE CAP CORE PORTFOLIO invests in the
                                           Large Cap Core Series, which invests at least 80% of its
                                           total assets, primarily in a diversified portfolio of
                                           U.S. equity (or related) securities of medium and large
                                           cap corporations. The investment adviser employs a
                                           combined growth and value investment approach and
                                           invests in the stocks of companies with the most
                                           attractive combination of long-term earnings growth and
                                           valuation.
--------------------------------------------------------------------------------------------------
Principal Risks                       The Portfolios are subject to the risks summarized below
                                      which are further described under "Additional Risk
                                      Information."
                                      --   An investment in a Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                      --   It is possible to lose money by investing in a
                                           Portfolio. There is no guarantee that the stock market or
                                           the stocks that the Balanced Series and Large Cap Core
                                           Series buy will always increase in value.

                                      --   A Portfolio's share price will fluctuate in response to
                                           changes in the market value of the Portfolio's investments.
                                           Market value changes result from business developments
                                           affecting an issuer as well as general market and
                                           economic conditions.
                                      --   The fixed income securities in which the
                                           Short/Intermediate Bond Series and WT Balanced Series invest are subject to credit risk, prepayment risk, liquidity
                                           risk and interest rate risk. Typically, when interest
                                           rates rise, the market prices of fixed income
                                           securities decline.
                                      --   Investments in a foreign (i.e., non-U.S.) market are
                                           subject to foreign security risk and the risk of losses
                                           caused by changes in foreign currency exchange rates.
                                      --   Growth-oriented investments may be more volatile than
                                           the rest of the U.S. stock market as a whole.
                                      --   The performance of a Portfolio will depend on whether
                                           or not the investment adviser is successful in pursuing an investment strategy.
                                      --   The Portfolios are also subject to other risks which
                                           are described under "Additional Risk Information."
--------------------------------------------------------------------------------------------------
Investor Profile                      --   The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO is for
                                           investors who want income from their investments without the volatility of an equity portfolio.
                                      --   The WILMINGTON BALANCED PORTFOLIO is for investors who
                                           want current income and capital appreciation through a mix of investments that provide above-average price
                                           stability.
                                      --   The WILMINGTON LARGE CAP CORE PORTFOLIO is for
                                           investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                           possibility of higher returns.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     Prior to May 9, 2001, the Short/Intermediate Bond Series and the Large Cap Core Series were managed by Wilmington Trust Company ("Wilmington Trust"), an affiliate of Rodney Square Management Corporation ("RSMC"). On May 9, 2001, Wilmington Trust's advisory operations were reorganized and investment advisory personnel responsible for the management of the Short/Intermediate Bond Series and the Large Cap Core Series were transferred to RSMC or became dual employees of RSMC and Wilmington Trust. While the investment adviser entity may have changed, the personnel responsible for the daily management of the Series remained the same.

PLAIN TALK

                             WHAT IS TOTAL RETURN?

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

     The Investor Shares of the Portfolio were first offered on July 1, 2002, and therefore, do not have a full calendar year of performance. Accordingly, the information included in the bar chart and the performance table below reflects the performance of the Portfolio's Institutional Shares and have been included to illustrate the risks and volatility of an investment in the Portfolio. The performance prior to November 1, 1999, reflects the performance of the Rodney Square Short/Intermediate Bond Portfolio, which was merged into the Portfolio, effective November 1, 1999. In connection with the merger, the Portfolio changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

                   ANNUAL RETURNS FOR PAST 10 CALENDAR YEARS

                                  [BAR CHART]




                                                              RETURNS
                                                              -------
1992                                                            6.73%
1993                                                            7.92%
1994                                                           -2.02%
1995                                                           14.95%
1996                                                            3.37%
1997                                                            7.56%
1998                                                            7.75%
1999                                                            0.33%
2000                                                            9.71%
2001                                                            8.40%

                               Performance Years

        Calendar Year-to-Date Total Return as of March 31, 2002: -0.42%

     This bar chart shows changes in the performance of the Portfolio's Institutional Shares from calendar year to calendar year. The bar chart and table below do not reflect deductions for the Rule 12b-1 distribution fees applicable to Investor Shares of the Portfolio. If such fees had been deducted, returns would be less than those shown.

                               BEST QUARTER       WORST QUARTER
                               ------------       -------------
                                   5.13%              -1.77%
                              (June 30, 1995)    (March 31, 1994)

PLAIN TALK

                               WHAT IS AN INDEX?

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INSTITUTIONAL SHARES
AVERAGE ANNUAL RETURNS AS OF 12/31/01                         1 Year    5 Years    10 Years
-------------------------------------                         ------    -------    --------
Short/Intermediate Bond Portfolio Before Taxes..............   8.40%     6.70%       6.37%
After Taxes on Distributions(1).............................   6.10%     4.28%       3.94%
After Taxes on Distributions and Sales of Shares(1).........   5.11%     4.15%       3.90%
Merrill Lynch 1-10 Year U.S. Treasury Index(2)..............   8.12%     6.99%       6.61%
Lehman Intermediate Government/Credit Index(3)..............   8.46%     7.10%       6.81%

1 After-tax returns are calculated using the historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Since the Investor Shares of the Portfolio have not commenced operations, the average annual return information above reflects the performance of the Institutional Shares of the Portfolio. After-tax returns for the Investor Shares will vary.
2 The Merrill Lynch 1 to 10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years. Does not reflect deductions for fees, expenses or taxes.
3 The Lehman Intermediate Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 to 10 years. Does not reflect deductions for fees, expenses or taxes.

                         WILMINGTON BALANCED PORTFOLIO

     The Balanced Portfolio has not yet commenced operations. Therefore, it does not have a full calendar year of performance to include in this prospectus.

                      WILMINGTON LARGE CAP CORE PORTFOLIO

     The Investor Shares of the Portfolio were first offered on July 1, 2002, and therefore, do not have a full calendar year of performance. Accordingly, the information included in the bar chart and the performance table below reflects the performance of the Portfolio's Institutional Shares and have been included to illustrate the risks and volatility of an investment in the Portfolio. Total return would have been lower had certain fees and expenses not been contractually waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

                                  [BAR CHART]




                                                              RETURNS
                                                              -------
1996                                                           16.56%
1997                                                           25.13%
1998                                                           29.66%
1999                                                           22.41%
2000                                                          -11.47%
2001                                                          -17.55%

                               Performance Years

        Calendar Year-to-Date Total Return as of March 31, 2002: -3.44%

     This bar chart shows changes in the performance of the Portfolio's Institutional Shares from calendar year to calendar year. The bar chart and table below do not reflect deductions for Rule 12b-1 distribution fees applicable to Investor Shares of the Portfolio. If such fees had been deducted, returns would be less than those shown.

                                 BEST QUARTER           WORST QUARTER
                                 ------------           -------------
                                    21.62%                 -15.28%
                              (December 31, 1998)     (March 31, 2001)

INSTITUTIONAL SHARES                                                          Since Inception
AVERAGE ANNUAL RETURNS AS OF 12/31/01                   1 Year    5 Years    (January 5, 1995)
-------------------------------------                   ------    -------    -----------------
Large Cap Core Portfolio Before Taxes                   (17.55)%    7.88%          11.47%
After Taxes on Distributions(1)                         (18.06)%    5.81%           9.79%
After Taxes on Distributions and Sales of Shares(1)     (10.35)%    6.05%           9.26%
S&P 500 Index(2)                                        (18.89)%   10.70%          15.70%

1 After-tax returns are calculated using the historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Since the Investor Shares of the Portfolio have not commenced operations, the average annual return information above reflects the performance of the Institutional Shares of the Portfolio. After-tax returns for the Investor Shares will vary.
2 The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard and Poor's Composite Index of 500 Stocks. Does not reflect deductions for fees, expenses or taxes.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                            WHAT ARE FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. Each Portfolio's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      INVESTOR CLASS
----------------------------------------------------------      --------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                None
Maximum deferred sales charge                                        None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                          None
Redemption fee(a)                                                   1.00%
Exchange fee(a)                                                     1.00%

(a) Investor shares are subject to a 1.00% redemption fee if redeemed or exchanged within the first 60 days after purchase.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1)

                                       Short/Intermediate    Balanced       Large Cap
                                         Bond Portfolio      Portfolio    Core Portfolio
                                       ------------------    ---------    --------------
Management fees                               0.35%            0.55%           0.70%
Distribution (12b-1) fees                     0.25%            0.25%           0.25%
Other expenses(2)                             0.28%            0.85%           0.26%
TOTAL ANNUAL OPERATING EXPENSES(3)            0.88%            1.65%           1.21%
Waivers/reimbursements                                                         0.16%
Net Expenses                                                                   1.05%

1 The table above and the Example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.
2 "Other expenses" for the Wilmington Balanced Portfolio are based on estimated amounts for the current fiscal year.
3 For Investor Shares of the Large Cap Core Portfolio, the investment adviser has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses for Investor Shares exceed 1.05%. This waiver will remain in place until the Board of Trustees approves its termination.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's maximum total operating expenses (without regard to expense waivers or reimbursements) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                               1 Year    3 Years
---------------                                               ------    -------
Short/Intermediate Bond Portfolio...........................   $ 90      $281
Balanced Portfolio..........................................   $168      $520
Large Cap Core Portfolio....................................   $123      $384

     The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO seeks a high total return, consistent with high current income. The WILMINGTON BALANCED PORTFOLIO seeks long-term growth and current income. The WILMINGTON LARGE CAP CORE PORTFOLIO seeks to achieve long-term capital appreciation. The investment objectives for each Portfolio except the Wilmington Large Cap Core Portfolio may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                       WHAT ARE FIXED INCOME SECURITIES?

Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 2 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence, the term "fixed income" security.

     The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO invests its assets in the Short/Intermediate Bond Series, which:

         -- will invest at least 85% of its total assets in various types of investment grade fixed income securities;

         -- may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers;

         -- will, as a matter of fundamental policy, maintain a short-to-intermediate average duration (2 1/2 to 4 years); and

         -- the average dollar-weighted duration of securities held by the Short/Intermediate Bond Series will normally fall within a range of 2 1/2 to 4 years.

PLAIN TALK

                               WHAT IS DURATION?

Duration measures the sensitivity of fixed income securities held by a Portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.

PLAIN TALK

                     WHAT ARE INVESTMENT GRADE SECURITIES?

Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA or AAA by Standard & Poor's Corporation or Baa, A, Aa or Aaa by Moody's Investors Service, Inc.

     The WILMINGTON BALANCED PORTFOLIO invests its assets in the WT Balanced Series, which, under normal market conditions, invests approximately 65% of its total assets in equity (or equity related) securities and the remainder in bonds and fixed income securities.

     For its equity portion, the Series invests in the following equity (or equity related) securities:

         -- securities of U.S. corporations that are judged by the investment adviser to have strong growth and valuation characteristics;

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above; and

         -- receipts or American Depositary Receipts ("ADRs"), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation.

     For its fixed income portion, the Series under normal market conditions:

         -- will invest in various types of investment grade fixed income securities;

         -- may invest up to 25% of its total assets in investment grade fixed income securities of foreign issuers; and

         --  will maintain an intermediate average duration (4 to 7 years).

     The Series may also hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loans associations, and commercial paper).

     The WILMINGTON LARGE CAP CORE PORTFOLIO invests its assets in the Large Cap Core Series, which, under normal market conditions, invests at least 80% of its total assets in the following equity (or related) securities:

         -- securities of U.S. corporations that are judged by the investment adviser to have strong growth and valuation characteristics;

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above;

         -- receipts or American Depositary Receipts ("ADRs"), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation.

     The Series may also hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loans associations, and commercial paper).

     The Large Cap Core Series is a diversified portfolio of U.S. equity (or related) securities, including common stocks, preferred stocks and securities convertible into common stock of companies with market capitalizations of at least $2 billion. As a temporary defensive investment policy, the Large Cap Core Series may invest up to 100% of its assets in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     FOR THE LARGE CAP CORE SERIES AND THE EQUITY PORTION OF THE WT BALANCED SERIES, dividend income is an incidental consideration compared to growth in capital in the selection of securities. The investment adviser seeks securities that possess strong growth and value characteristics based on the evaluation of the issuer's background, industry position, historical returns and the experience and qualifications of the management team. The investment adviser may rotate the Series' holdings among various market sectors based on economic analysis of the overall business cycle.

     FOR THE SHORT/INTERMEDIATE BOND SERIES AND THE FIXED INCOME PORTION OF THE WT BALANCED SERIES, the composition of the Series' fixed income holdings varies, depending upon the investment adviser's analysis of the fixed income markets and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield, the income earned by the security, or their potential capital appreciation, the potential increase in the security's value, or both. The investment adviser seeks to protect the Series' principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by the Series. There is no guarantee that principal value can be protected during periods of extreme interest volatility.

PLAIN TALK

                     CORPORATE BONDS VS. GOVERNMENT BONDS:

Bonds issued by corporations generally pay a higher interest rate than government bonds. That's because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.

     The Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

     The table below shows each Series' principal investments. These are the types of securities that will most likely help the Short/Intermediate Bond Series achieve its investment objective and help the WT Balanced Series achieve its investment objective with respect to its fixed income portion.

--------------------------------------------------------------------------------------------------------
                                                   SHORT/INTERMEDIATE               WT BALANCED
                                                      BOND SERIES                      SERIES
--------------------------------------------------------------------------------------------------------
  Asset-Backed Securities                                  X                             X
--------------------------------------------------------------------------------------------------------
  Bank Obligations                                         X                             X
--------------------------------------------------------------------------------------------------------
  Corporate Bonds, Notes and Commercial
     Paper                                                 X                             X
--------------------------------------------------------------------------------------------------------
  Mortgage-Backed Securities                               X                             X
--------------------------------------------------------------------------------------------------------
  Municipal Securities                                     X                             X
--------------------------------------------------------------------------------------------------------
  Obligations Issued By Supranational
     Agencies                                              X                             X
--------------------------------------------------------------------------------------------------------
  U.S. Government Obligations                              X                             X
--------------------------------------------------------------------------------------------------------

     ALL SERIES. The frequency of portfolio transactions and a Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive larger capital gain distributions. Under normal market conditions, the Series turnover rate is expected to be less than 100% for each Series.

     Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. The investments and strategies listed above and described throughout this prospectus are those that we use under normal market conditions.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in a Portfolio, unless otherwise indicated. Further information about investment risks is available in our Statement of Additional Information:

ALL PORTFOLIOS

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio's interest, and, therefore, could have effective voting control over the operation of a master fund.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

SHORT/INTERMEDIATE BOND AND BALANCED PORTFOLIO

         -- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligations.

         -- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield paid by the Portfolio will vary with changes in interest rates.

         -- LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

LARGE CAP CORE AND BALANCED PORTFOLIO

         -- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derives from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may at any time be committed or exposed to derivative strategies.

         -- GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

                          MANAGEMENT OF THE PORTFOLIOS

     The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

     Rodney Square Management Corporation ("RSMC"), the investment adviser for each Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of each Series in accordance with its respective investment objectives, policies and limitations. In the past, RSMC has provided asset management services to individuals, personal trust, municipalities, corporations and other organizations. As of March 31, 2002, RSMC had $5.4 billion assets under management.

     For the period May 9, 2001 to June 30, 2001, RSMC received the fees of 0.29% and 0.12% (after fee waivers) as a percentage of average daily net assets of the Short/Intermediate Series and Large Cap Core Series, respectively, for investment advisory services

     Prior to May 9, 2001, Wilmington Trust served as investment adviser to the Short/Intermediate Bond Series and Large Cap Core Series. For the period July 1, 2000 to May 9, 2001, Wilmington Trust received the fees of 0.22% and 0.40% (after fee waivers) as a percentage of average daily net assets of the Short/ Intermediate Series and Large Cap Core Series, respectively, for investment advisory services.

     The WT Balanced Series pays a monthly fee to RSMC at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets in excess of $2 billion, as determined at the close of business on each day throughout the month.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     E. MATTHEW BROWN, Vice President of RSMC is responsible for the management process of the Large Cap Core Series and the equity portion of the WT Balanced Series. Mr. Brown has been affiliated with RSMC and its affiliates since October of 1996. From 1993 through 1996, he served as Chief Investment Officer of PNC Bank, Delaware.

     RAFAEL E. TAMARGO, Vice President and Director of Equity Research of RSMC, is responsible for the day-to-day management of the Large Cap Core Series and the equity portion of the WT Balanced Series. Mr. Tamargo has been affiliated with RSMC and its affiliates since 1996. Prior to 1996, Mr. Tamargo was employed by U.S. Trust as an Equities Analyst.

     ERIC K. CHEUNG, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond Series and the fixed income portion of the WT Balanced Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined RSMC and its affiliates. In 1991, he became the Division Manager for all fixed income products.

     CLAYTON M. ALBRIGHT, III, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond Series and the fixed income portion of the WT Balanced Series. Mr. Albright has been affiliated with RSMC and its affiliates since 1976. Since 1987, he has specialized in the management of intermediate and long-term fixed income portfolios.

     DOMINICK J. D'ERAMO, CFA, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond Series and the fixed income portion of the WT Balanced Series. Mr. D'Eramo has been affiliated with RSMC and its affiliates since 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by a Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                            ------------------------------
                                  Outstanding Shares

     PFPC determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the transfer agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio.

     Shares will not be priced on those days the Portfolios' offices are closed. As of the date of this prospectus, those days are:

New Year's Day                Memorial Day                  Veterans Day
Martin Luther King, Jr.       Independence Day              Thanksgiving Day
  Day
President's Day               Labor Day                     Christmas Day
Good Friday                   Columbus Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   -- As a client of Wilmington Trust Company ("Wilmington Trust") through a trust account or a corporate cash management account
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of each Portfolio is $1,000. Additional investments may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to WT Mutual Fund, indicating the name of the Portfolio, along with a completed application. If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    By regular mail:                              By overnight mail:
    ----------------                              ------------------
    WT Mutual Fund                                WT Mutual Fund
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 8951                                 400 Bellevue Parkway, Suite 108
    Wilmington, DE 19899                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     If you purchase Shares of the Portfolio through Wilmington Trust or a Service Organization, it is the responsibility of Wilmington Trust or such Service Organization to transmit your purchase orders to the transfer agent and to deliver the required funds on a timely basis, in accordance with the procedures stated in this Prospectus and the Statement of Additional Information.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time), or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                 By regular mail:                             By overnight mail:
                 ----------------                             ------------------
    WT Mutual Fund                                WT Mutual Fund
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 8951                                 400 Bellevue Parkway, Suite 108
    Wilmington, DE 19899                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     REDEMPTION FEES: Each Portfolio may impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares 60 days or less after you purchase them. The redemption fee is paid directly to the respective Portfolio and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that you have held the longest will be redeemed first. The redemption fee may not apply in certain circumstances, such as redemptions on certain omnibus accounts, including 401(k) plans, and in the event of shareholder death or disability.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to make the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below such amount after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For information on other ways to redeem shares, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN EXCHANGE OF SHARES?

An exchange of shares allows you to move your money from one fund to another fund within a family of funds.

     You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following Portfolios:

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Balanced Portfolio

     Wilmington Large Cap Core Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. Each Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of the Wilmington Short/Intermediate Portfolio are declared as dividends daily and paid monthly. Distributions from the net investment income of the Wilmington Balanced Portfolio are declared as dividends daily and paid quarterly. Distributions for the net investment income of the Wilmington Large Cap Core Portfolio are declared and paid annually. Any net capital gain realized by a Portfolio will be distributed annually. The Portfolios will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Portfolio shares unless you have elected to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Portfolios' distributions of net investment income, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolios' distributions of a net capital gain, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

RULE 12b-1 FEES
--------------------------------------------------------------------------------

PLAIN TALK

                              WHAT ARE 12b-1 FEES?

12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

     The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the distributor for the sale and distribution of Investor Shares, and for services provided to Investor shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of average daily net assets for the Investor Shares of each Portfolio is 0.25%.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolios issue Investor, Service and Institutional Shares. The Institutional Shares are offered to retirement plans and other institutional investors. The Service Shares are offered to investors which use a financial intermediary to process transactions with the Portfolio and are subject to a shareholder service fee. The Investor Shares pay a Rule 12b-1 distribution fee in addition to other class specific expenses. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a more complete description of the Portfolios' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

    WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

The investment company registration number for the WT Mutual Fund is 811-08648.

                                                                 WILMINGTON
                                                                      FUNDS

    wilmington trust charitable

    gift fund portfolios

    INVESTOR SHARES
    PROSPECTUS    JULY 1, 2002

                                                              SHORT/INTERMEDIATE
                                                                  BOND PORTFOLIO

                                                                        BALANCED
                                                                       PORTFOLIO



                                                                       LARGE CAP
                                                                  CORE PORTFOLIO

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                              William P. Richards
                                Mark A. Sargent
                           --------------------------

                                    OFFICERS
                         Robert J. Christian, President
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                           --------------------------

                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                           --------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                           --------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           --------------------------